NOTES RECEIVABLE AND DEPOSITS (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure Of Non Current Financial Assets [Line Items]
Accrued interest receivable	$ 216,897	$ 0	$ 0
Additional advances	14,618	0	0
Deposit on acquisition	900,000	$ 0	$ 0
Swell Companies Ltd. ("Swell")
Disclosure Of Non Current Financial Assets [Line Items]
Loaned by way of promissory notes	3,845,000
Principal amount of promissory note	$ 5,400,000
Percentage of monthly accrued interest receivable	0.833%
Accrued interest receivable	$ 190,264
Swell Companies Ltd. ("Swell") | Events after reporting period
Disclosure Of Non Current Financial Assets [Line Items]
Loaned by way of promissory notes	1,055,000
Phantom Venture Group, LLC. ("Phantom")
Disclosure Of Non Current Financial Assets [Line Items]
Loaned by way of promissory notes	$ 1,500,000
Percentage of monthly accrued interest receivable	0.333%
Accrued interest receivable	$ 26,633
Percentage of monthly accrued interest on deposits on acquisitions	0.333%
Additional advances	$ 14,618
Deposit on acquisition	$ 900,000